Supplemental Guarantor Information (Condensed Consolidating Balance Sheets) (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 57.9	$ 54.4	$ 48.7	$ 48.4	$ 48.3	$ 43.7
Accounts receivable, net	225.9	194.4		199.3
Inventories, net	248.6	240.6		249.0
Receivable from affiliates	14.9	12.8		8.6
Other current assets	56.0	53.3		39.0
Total current assets	603.3	555.5		544.3
Investment in subsidiaries	0.0	0.0		0.0
Intercompany advances	0.0	0.0		0.0
Property, plant and equipment, net	171.3	169.6		154.1
Goodwill	87.1	86.6		82.0	89.5	60.4
Intangible assets, net	95.1	96.6		92.8
Other long-term assets				66.4
Other long-term assets	73.6	9.6		7.5
Other long-term assets	73.6	71.3
Total assets	1,030.4	979.6		939.6	958.8
Current liabilities:
Trade accounts payable	154.5	133.7		129.7
Payable to affiliates	7.0	7.0		6.6
Current portion of long-term and short-term debt	29.7	30.8		17.8
Accrued expenses and other	87.2	78.6		77.5
Total current liabilities	278.4	250.1		231.6
Long-term liabilities, less current portion:
Debt	452.0	439.0		445.8
Deferred income taxes	29.3	29.0		21.4
Other long-term liabilities	22.4	29.8		38.5
Total long-term liabilities	503.7	497.8		505.7
Intercompany advances	0.0	0.0		0.0
Total Park-Ohio Industries, Inc. and Subsidiaries shareholder's equity	238.0	221.7		195.4
Noncontrolling interest	10.3	10.0		6.9
Total equity	248.3	231.7		202.3	177.9	150.6
Total liabilities and shareholder's equity	1,030.4	979.6		939.6
Reportable Legal Entities | Parent
Current assets:
Cash and cash equivalents	0.0	0.0	0.0	0.0	0.0	0.0
Accounts receivable, net	0.0	0.0		0.0
Inventories, net	0.0	0.0		0.0
Receivable from affiliates	0.0	0.0		0.0
Other current assets	1.4	0.7		0.8
Total current assets	1.4	0.7		0.8
Investment in subsidiaries	511.3	492.8		495.4
Intercompany advances	298.4	296.5		249.2
Property, plant and equipment, net	6.1	6.2		6.7
Goodwill	0.0	0.0		0.0
Intangible assets, net	0.0	0.0		0.0
Other long-term assets				57.2
Other long-term assets	64.0
Other long-term assets		62.8
Total assets	881.2	859.0		809.3
Current liabilities:
Trade accounts payable	0.0	0.0		0.0
Payable to affiliates	0.0	0.0		0.0
Current portion of long-term and short-term debt	13.2	13.2		11.7
Accrued expenses and other	17.5	10.5		3.5
Total current liabilities	30.7	23.7		15.2
Long-term liabilities, less current portion:
Debt	401.3	389.2		430.6
Deferred income taxes	0.0	0.0		0.0
Other long-term liabilities	15.7	16.1		16.4
Total long-term liabilities	417.0	405.3		447.0
Intercompany advances	185.2	198.3		144.8
Total Park-Ohio Industries, Inc. and Subsidiaries shareholder's equity	238.0	221.7		195.4
Noncontrolling interest	10.3	10.0		6.9
Total equity	248.3	231.7		202.3
Total liabilities and shareholder's equity	881.2	859.0		809.3
Reportable Legal Entities | Combined Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	0.0	0.0	0.1	0.1	3.8	0.7
Accounts receivable, net	153.3	125.2		139.7
Inventories, net	173.8	172.9		183.1
Receivable from affiliates		0.0		0.0
Other current assets	32.3	28.3		34.2
Total current assets	359.4	326.4		357.1
Investment in subsidiaries	223.8	213.8		173.5
Intercompany advances	78.5	78.1		65.4
Property, plant and equipment, net	98.9	98.2		112.2
Goodwill	56.8	56.8		56.5
Intangible assets, net	63.6	64.8		69.4
Other long-term assets				4.8
Other long-term assets	4.3
Other long-term assets		4.5
Total assets	885.3	842.6		838.9
Current liabilities:
Trade accounts payable	117.3	100.3		91.5
Payable to affiliates	0.0	0.0		0.0
Current portion of long-term and short-term debt	6.0	6.4		4.7
Accrued expenses and other	36.5	36.8		53.9
Total current liabilities	159.8	143.5		150.1
Long-term liabilities, less current portion:
Debt	12.2	12.2		14.6
Deferred income taxes	20.6	20.4		17.1
Other long-term liabilities	1.1	8.5		13.0
Total long-term liabilities	33.9	41.1		44.7
Intercompany advances	208.0	192.2		172.9
Total Park-Ohio Industries, Inc. and Subsidiaries shareholder's equity	483.6	465.8		471.2
Noncontrolling interest				0.0
Total equity	483.6	465.8		471.2
Total liabilities and shareholder's equity	885.3	842.6		838.9
Reportable Legal Entities | Combined Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	57.9	54.4	48.6	48.3	44.5	43.0
Accounts receivable, net	72.6	69.2		59.6
Inventories, net	74.8	67.7		65.9
Receivable from affiliates	14.9	12.8		8.6
Other current assets	22.3	24.3		4.0
Total current assets	242.5	228.4		186.4
Investment in subsidiaries	0.0	0.0		0.0
Intercompany advances	111.3	110.5		151.6
Property, plant and equipment, net	66.3	65.2		35.2
Goodwill	30.3	29.8		25.5
Intangible assets, net	31.5	31.8		23.4
Other long-term assets				4.4
Other long-term assets	5.3
Other long-term assets		4.0
Total assets	487.2	469.7		426.5
Current liabilities:
Trade accounts payable	37.2	33.4		38.2
Payable to affiliates	7.0	7.0		6.6
Current portion of long-term and short-term debt	10.5	11.2		1.4
Accrued expenses and other	33.2	31.3		20.1
Total current liabilities	87.9	82.9		66.3
Long-term liabilities, less current portion:
Debt	38.5	37.6		0.6
Deferred income taxes	8.7	8.6		4.3
Other long-term liabilities	5.6	5.2		9.1
Total long-term liabilities	52.8	51.4		14.0
Intercompany advances	95.0	94.6		148.5
Total Park-Ohio Industries, Inc. and Subsidiaries shareholder's equity	241.2	230.8		190.8
Noncontrolling interest	10.3	10.0		6.9
Total equity	251.5	240.8		197.7
Total liabilities and shareholder's equity	487.2	469.7		426.5
Reclassifications/ Eliminations
Current assets:
Cash and cash equivalents	0.0	0.0	$ 0.0	0.0	$ 0.0	$ 0.0
Accounts receivable, net	0.0	0.0		0.0
Inventories, net	0.0	0.0		0.0
Receivable from affiliates	0.0	0.0		0.0
Other current assets	0.0	0.0		0.0
Total current assets	0.0	0.0		0.0
Investment in subsidiaries	(735.1)	(706.6)		(668.9)
Intercompany advances	(488.2)	(485.1)		(466.2)
Property, plant and equipment, net	0.0	0.0		0.0
Goodwill	0.0	0.0		0.0
Intangible assets, net	0.0	0.0		0.0
Other long-term assets				0.0
Other long-term assets	0.0
Other long-term assets		0.0
Total assets	(1,223.3)	(1,191.7)		(1,135.1)
Current liabilities:
Trade accounts payable	0.0	0.0		0.0
Payable to affiliates	0.0	0.0		0.0
Current portion of long-term and short-term debt	0.0	0.0		0.0
Accrued expenses and other	0.0	0.0		0.0
Total current liabilities	0.0	0.0		0.0
Long-term liabilities, less current portion:
Debt	0.0	0.0		0.0
Deferred income taxes	0.0	0.0		0.0
Other long-term liabilities	0.0	0.0		0.0
Total long-term liabilities	0.0	0.0		0.0
Intercompany advances	(488.2)	(485.1)		(466.2)
Total Park-Ohio Industries, Inc. and Subsidiaries shareholder's equity	(724.8)	(696.6)		(662.0)
Noncontrolling interest	(10.3)	(10.0)		(6.9)
Total equity	(735.1)	(706.6)		(668.9)
Total liabilities and shareholder's equity	$ (1,223.3)	$ (1,191.7)		$ (1,135.1)